Liabilities related to business combinations and to non-controlling interests	6 Months Ended
Jun. 30, 2026
Disclosure of contingent liabilities in business combination [abstract]
Liabilities related to business combinations and to non-controlling interests
B.11. Liabilities related to business combinations and to non-controlling interests
For a description of the nature of the liabilities reported in the line item Liabilities related to business combinations and to non-controlling interests, refer to Note B.8.4. to the consolidated financial statements for the year ended December 31, 2025.
The liabilities related to business combinations and to non-controlling interests shown in the table below are level 3 instruments under the IFRS 13 and IFRS 7 fair value hierarchy (see Note A.5.).
Movements in liabilities related to business combinations and to non-controlling interests in the first half of 2026 are shown below:

(€ million)	Shire contingent consideration arising from acquisition of Translate Bio	CVRs issued in connection with the acquisition of Blueprint	CVRs issued in connection with the acquisition of Vigil	Other	Total (a)
Balance at January 1, 2026	531	48	5	1	585
Payments made	—	—	—	—	—
Fair value remeasurements through profit or loss: (gain)/loss (including unwinding of discount) (b)	38	8	3	—	49
Currency translation differences	16	2	1	(1)	18
Balance at June 30, 2026	585	58	9	—	652
Of which:
•Current portion					—
•Non-current portion					652
(a)As of January 1, 2026, this comprised a non-current portion of €585 million.
(b)    Amounts mainly reported within the income statement line item “Fair value remeasurement of contingent consideration”.
As of June 30, 2026, Liabilities related to business combinations and to non-controlling interests mainly comprised the contingent consideration liability towards Shire Human Genetic Therapies Inc. (Shire) arising from Sanofi's acquisition of Translate Bio in September 2021. The fair value of the Shire liability is determined by applying the contractual terms to development and sales projections that are weighted to reflect the probability of success, and discounted. The liability was measured at €585 million as of June 30, 2026, compared with €531 million as of December 31, 2025. If the discount rate were to fall by one percentage point, the fair value of the Shire liability would increase by approximately 13%.